Significant accounting policies - Operating segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Significant accounting policies
Number of operating segments | segment	1	1
Number of reportable segments not disclosed	true	true
Long-lived assets		$ 9,379	$ 11,655
CANADA
Significant accounting policies
Long-lived assets		$ 9,379	11,590
UNITED KINGDOM
Significant accounting policies
Long-lived assets			$ 65